Received SEC

JAN 04 2010

Washington, DC 20549

NASDAQ®

THE NASDAQ STOCK MARKET
9600 BLACKWELL ROAD
ROCKVILLE, MD 20850

Gary Sundick
Vice President
Listing Qualifications

CERTNAS
001-34594

<u>*By Electronic Delivery to: filer-support@sec.gov*</u>

January 4, 2010

10010200

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Ms. Peters:

Towers Watson & Co. is a newly formed company due to a merger of equals transaction by Watson Wyatt Worldwide, Inc., Jupiter Saturn Holding Company, Towers, Perrin, Forster & Crosby, Inc., Jupiter Saturn Delaware Inc., and Jupiter Saturn Pennsylvania Inc. effective on December 31, 2009. This is to certify that on January 4, 2010, The Nasdaq Stock Market (the "Exchange") received from the new company, Towers Watson & Co. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Class A Common Stock, $0.01 par value

We further certify that the security described above has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Gary N. Sundick